Stock-Based Compensation - Summary of Stock Option Activities (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Number of stock options outstanding, Beginning balance	246,667	470,668	470,668	820,668
Number of stock options, Granted	0	0	0	0
Number of stock options, Exercised	(50,000)			(150,000)
Number of stock options, Forfeited		(157,334)	(224,001)	(200,000)
Number of stock options outstanding, Ending balance	196,667	313,334	246,667	470,668
Weighted average exercise price outstanding, Beginning balance	$ 0.25	$ 0.25	$ 0.25	$ 0.25
Weighted average exercise price, Exercised	0.25			0.48
Weighted average exercise price, Forfeited		0.37	0.31	0.25
Weighted average exercise price outstanding, Ending balance	0.25	0.25	0.25	0.25
Weighted average grant date fair value outstanding, Beginning balance	0.67	0.54	0.54	0.48
Weighted average grant date fair value, Exercised	0.67			0.16
Weighted average grant date fair value, Forfeited		0.24	0.46	0.57
Weighted average grant date fair value outstanding, Ending balance	$ 0.67	$ 0.01	$ 0.67	$ 0.54